Filed under Rule 497(e)

Registration No. 333-08653

SEASONS SERIES TRUST

(the “Trust”)

Supplement dated February 14, 2023 to the

Trust’s Prospectus, dated July 29, 2022,

as supplemented and amended to date

Effective immediately, the following logo is added to the front cover page of the prospectus:

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SC4559IN3.7 (2/23)